Statements of Operations - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
General and administrative expenses	$ 1,000	$ 4,636,796
Loss from operations	(1,000)	(4,636,796)
Other income:
Change in fair value of warrant liabilities		10,944,826
Interest earned on Investments held in Trust Account		31,251
Total other income, net		10,976,077
Net income (loss)	$ (1,000)	$ 6,339,281
Weighted average shares outstanding of Class A common stock (in Shares)		29,963,014
Basic and diluted income per share, Class A common stock (in Dollars per share)		$ 0.16
Weighted average shares outstanding of Class B common stock (in Shares)	7,500,000	8,477,055
Basic and diluted net income per share, Class B common stock (in Dollars per share)		$ 0.16